Cover	Jun. 01, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2026
Entity File Number	001-43318
Entity Registrant Name	Tribeca Strategic Acquisition Corp.
Entity Central Index Key	0002094919
Entity Tax Identification Number	98-1892463
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1301 Avenue of the Americas
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	646
Local Phone Number	593-7050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units each consisting of one Class A ordinary share and one right
Trading Symbol	BIDWU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BID
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	BIDWR
Security Exchange Name	NASDAQ